DECOMMISSIONING OBLIGATIONS (Details Narrative)	9 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Accrual for Environmental Loss Contingencies, Gross	$ 2,245,388	$ 2,836,777	$ 1,271,020
Asset Retirement Obligation, Liabilities Settled		140,704	116,192
Asset Retirement Obligation, Cash Paid to Settle		127,510	105,777
Debt Securities, Available-for-Sale, Gain (Loss)		$ 13,194	$ 10,415
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	2.0	2.0	2.0	2.0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	2.02	2.02	1.93	1.93